Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income
NOTE 3. OTHER COMPREHENSIVE INCOME

Changes in the balances of each component included in accumulated OCI are presented below. All amounts are net of tax and exclude noncontrolling interest.

	Foreign Currency Translation Adjustment		Net Unrealized Gains (Losses) on Available-for-Sale Securities		Net Unrealized Gains (Losses) on Cash Flow Hedges		Defined Benefit Postretirement Plans		Accumulated Other Comprehensive Income
Balance as of December 31, 2017	$(2,054)		$660		$1,402		$7,009		$7,017
Other comprehensive income (loss) before reclassifications	(1,030)		(4)		(597)		830		(801)
Amounts reclassified from accumulated OCI	—	1	—	1	13	2	(1,322)	3	(1,309)
Net other comprehensive income (loss)	(1,030)		(4)		(584)		(492)		(2,110)
Amounts reclassified to retained earnings[4]	—		(658)		—		—		(658)
Balance as of December 31, 2018	(3,084)		(2)		818		6,517		4,249
Other comprehensive income (loss) before reclassifications	28		50		(900)		3,457		2,635
Amounts reclassified from accumulated OCI	—	1	—	1	45	2	(1,459)	3	(1,414)
Net other comprehensive income (loss)	28		50		(855)		1,998		1,221
Balance as of December 31, 2019	(3,056)		48		(37)		8,515		5,470
Other comprehensive income (loss) before reclassifications	(870)		78		(811)		2,250		647
Amounts reclassified from accumulated OCI	—	1	(15)	1	69	2	(1,841)	3	(1,787)
Net other comprehensive income (loss)	(870)		63		(742)		409		(1,140)
Balance as of December 31, 2020	$(3,926)		$111		$(779)		$8,924		$4,330
[1](Gains) losses are included in “Other income (expense) – net” in the consolidated statements of income.
[2](Gains) losses are included in “Interest expense” in the consolidated statements of income (see Note 13).
[3]The amortization of prior service credits associated with postretirement benefits is included in “Other income (expense) – net” in the consolidated statements of income (see Note 15).
[4]With the adoption of ASU 2016-01, the unrealized (gains) losses on our equity investments are reclassified to retained earnings (see Note 1).